Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Tax assets	$ 2,038	$ 1,652
Tax liabilities	8,222	3,400
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax assets	1,023	730
Tax liabilities	1,868	1,930
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax assets	1,015	922
Tax liabilities	$ 6,354	$ 1,470